Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Expenses
Results of Operations for Oil and Gas Producing Activities	$ 9,269		$ 22,461		$ 5,920
Consolidated Entities
Revenues
Oil and Natural Gas Sales	134,574		111,879		67,224
Expenses
Production and Lease Operating Expense	47,638		33,116		24,656
Impairment Expense	20,505		14,316		8,424
Exploration Expense	4,782		2,507		2,578
Depletion, Depreciation, Amortization and Accretion	44,955		27,670		21,422
Total Costs	117,880		77,609		57,080
Pre-Tax Operating Income (Loss)	16,694		34,270		10,144
Income Tax Benefit	6,778	[1]	10,760	[1]	4,118	[1]
Results of Operations for Oil and Gas Producing Activities	9,916		23,510		6,026
Equity Method Investee
Expenses
Depletion, Depreciation, Amortization and Accretion	1,082		1,568		181
Total Costs	1,082		1,568		181
Pre-Tax Operating Income (Loss)	(1,082)		(1,568)		(181)
Income Tax Benefit	435	[1]	519	[1]	75	[1]
Results of Operations for Oil and Gas Producing Activities	$ (647)		$ (1,049)		$ (106)

[1]	Computed using the effective rate for continuing operations for each period: 40.6% in 2012; 31.4% in 2011 and; 40.6% in 2010.